Share Based Compensation - Summary of Recognized Share Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 78,437	$ 11,216	¥ 118,490	¥ 136,646
Fulfillment Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	12,874	1,840	20,653	28,573
Sales and Marketing Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	7,503	1,073	5,576	2,872
Product Development Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	29,662	4,242	56,895	70,164
General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 28,398	$ 4,061	¥ 35,366	¥ 35,037